Loans and Advances	6 Months Ended
Sep. 30, 2024
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Loans and Advances
7	LOANS AND ADVANCES
The following tables present loans and advances at September 30, 2024 and March 31, 2024.

	At September 30, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥115,797,064	¥3,203,049	¥1,254,796	¥120,254,909

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(492,828)
Less: Allowance for loan losses	(229,767)	(235,136)	(516,751)	(981,654)

Carrying amount				¥118,780,427

	At March 31, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Gross loans and advances	¥118,405,545	¥3,442,131	¥1,338,444	¥123,186,120

Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(490,655)
Less: Allowance for loan losses	(196,325)	(257,542)	(525,133)	(979,000)

Carrying amount				¥121,716,465

Reconciliation of allowance for loan losses is as follows:

	At September 30, 2024
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2024	¥196,325	¥257,542	¥525,133	¥979,000
Net transfers between stages	(4,967)	(8,002)	12,969	—
Provision (credit) for loan losses	38,391	(11,067)	86,870	114,194
Charge-offs (1)	—	—	110,103	110,103
Recoveries	—	—	10,438	10,438

Net charge-offs	—	—	99,665	99,665
Others (2)	18	(3,337)	(8,556)	(11,875)

Balance at September 30, 2024	¥229,767	¥235,136	¥516,751	¥981,654

	At September 30, 2023
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Allowance for loan losses:
Balance at April 1, 2023	¥187,455	¥240,494	¥436,165	¥864,114
Net transfers between stages	(1,301)	(9,373)	10,674	—
Provision for loan losses	12,665	18,250	99,068	129,983
Charge-offs (1)	—	—	91,512	91,512
Recoveries	—	—	8,049	8,049

Net charge-offs	—	—	83,463	83,463

Others (2)	7,235	8,117	23,645	38,997

Balance at September 30, 2023	¥206,054	¥257,488	¥486,089	¥949,631

(1)	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
(2)	Others mainly include foreign exchange translations for the six months ended September 30, 2024 and 2023.
The allowance for loan losses is measured under the expected credit losses (“ECL”) model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. For the six months ended September 30, 2024, the obligor grading, macroeconomic factors and additional ECL adjustments used to determine the final ECL reflected the current and forward-looking impact of the situation in Russia and Ukraine, the continuing high interest rates in foreign countries and the changes in the domestic business environment. The obligor grades were reviewed based on the most recent information available as appropriate.
The macroeconomic scenarios for incorporating forward-looking information in the ECL measurement were updated, reflecting the recent economic forecasts. The Group assumed that the Japanese economy would recover moderately due to a recovery in private consumption supported by improvements in the employment and income environment and an increase in capital investment underpinned by corporate earnings during the fiscal year ending March 31, 2025. In the following year, the Group expected these trends to continue, with household consumption increasing and inflation easing. As for the U.S. economy, the Group assumed that it would continue to grow steadily while the pace of its growth would be slower reflecting a cautious approach to lending by financial institutions during the fiscal year ending March 31, 2025. As for the European economy, the Group expected that it would recover due to a recovery in private consumption supported by the improvements in purchasing power reflecting a decrease in inflationary pressures. As for the Asia-Pacific economy, the Group assumed the Chinese economy would continue its slow growth, whereas other Asian economies would grow steadily driven by demand in the digital sector. This assumption was considered in determining the base scenario. The severe downside scenario is the adverse scenario and based on stressed business environments such as a serious economic recession and financial market disruption, and this scenario is in conformity with the Group’s internal stress test. Further, both the downside and upside scenarios are developed based on the premises of the base scenario and past macroeconomic experiences. Applied probability weightings for each scenario are determined mainly by statistical methods
.
The
following table shows the growth rates of the Japanese, U.S., European Monetary Union (“EMU”) and Asia-Pacific gross domestic products (“GDPs”) and the Japanese short-term
interest rate, which are key factors of the macroeconomic scenarios.

	For the fiscal year ending March 31,
As at September 30, 2024:	2025	2026

Upside	(%)
Japanese GDP (Nominal)	6.5	2.1
U.S. GDP (Real)	5.1	0.7
EMU GDP (Real)	3.4	2.1
Asia-Pacific GDP (Real)	7.4	3.6
Japanese short-term interest rate	0.2	0.2

Base
Japanese GDP (Nominal)	3.7	3.0
U.S. GDP (Real)	2.3	1.7
EMU GDP (Real)	0.6	1.3
Asia-Pacific GDP (Real)	4.6	4.5
Japanese short-term interest rate	0.2	0.2

Downside
Japanese GDP (Nominal)	3.6	3.1
U.S. GDP (Real)	(1.1)	4.7
EMU GDP (Real)	(1.3)	1.8
Asia-Pacific GDP (Real)	2.1	4.8
Japanese short-term interest rate	0.2	0.2

Severe downside
Japanese GDP (Nominal)	2.1	4.1
U.S. GDP (Real)	(2.5)	5.5
EMU GDP (Real)	(1.9)	1.3
Asia-Pacific GDP (Real)	1.1	5.2
Japanese short-term interest rate	0.2	0.2

The following table shows the probability weightings of each scenario the Group estimates.

	Upside	Base	Downside	Severe downside
	(%)
As at September 30, 2024:
Scenario probability weighting	20	60	13	7

In determining the need for making additional ECL adjustments, the Group considered whether there is an increase in the credit risk for some portfolios which had a material adverse impact resulting from the sanctions imposed in connection with Russia’s aggression against Ukraine, from the continuing high interest rates in foreign countries, or from the changes in the domestic business environment and whether the increased risk, if any, was not fully incorporated in the ECL model. For the Russian exposure, the Group evaluated the forward-looking impact on credit risks and losses based on factors such as the possibility that payment of principal or interest would be delayed or a request for loan restructuring would be made due to the prolonged impact of sanctions targeting Russia imposed by the Japanese government and authorities in several other jurisdictions, Russia’s measures to defend its economy and mitigate the effect of sanctions, and a deterioration of the credit condition of Russia. In addition, the Group also considered the prolonged difficulty in collecting funds through remittances out of Russia due to orders by the Russian authorities, such as the payments from Russian customers. For the continuing high interest rates in foreign countries, the Group evaluated the forward-looking impact on credit risks and losses in light of the increased interest payment burden on borrowers. For the changes in the domestic business environment, additional ECL adjustments included the consideration of the increasing material and labor costs, the termination of the government support measures and the lifting of the negative interest rate policy by the Bank of Japan. The Group evaluated the forward-looking impact on credit risks and losses of certain industry-related portfolios selected based on changes in factors such as the market conditions and bankruptcy trends. As a consequence, the Group decided to make ECL adjustments for the portfolios affected by the situation in Russia and Ukraine, the continuing high interest rates in foreign countries and the changes in the domestic business environment.